Summary Of Significant Accounting Policies (Goodwill And Trademark Balances) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013		May 27, 2012
Goodwill And Other Intangibles [Line Items]
Goodwill	$ 908.3		$ 538.6
Trademarks	573.8		464.9
The Capital Grille
Goodwill And Other Intangibles [Line Items]
Goodwill	401.7		401.8
Trademarks	147.0		147.0
LongHorn Steakhouse
Goodwill And Other Intangibles [Line Items]
Goodwill	49.5		49.5
Trademarks	307.0		307.0
Olive Garden
Goodwill And Other Intangibles [Line Items]
Goodwill	30.2	[1]	30.2	[1]
Red Lobster
Goodwill And Other Intangibles [Line Items]
Goodwill	35.0	[1]	35.0	[1]
Eddie V's
Goodwill And Other Intangibles [Line Items]
Goodwill	22.1		22.1
Trademarks	10.5		10.9
Yard House
Goodwill And Other Intangibles [Line Items]
Goodwill	369.8		0
Trademarks	$ 109.3		$ 0

[1]	Goodwill related to Olive Garden and Red Lobster is associated with the RARE Hospitality International, Inc. (RARE) acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.